Share-Based Compensation - Stock Option Activity (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Weighted average grant date fair value (in dollars per share)	$ 10.36	$ 3.80	$ 5.45
Stock-based compensation options granted
Expected price volatility (as a percent)	93.10%	88.60%	91.30%
Risk-free interest rate (as a percent)	2.40%	2.20%	2.00%
Weighted average expected life in years	6 years 10 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Number of Shares
Options outstanding at the beginning of the period (in shares)	1,900,496	1,089,980	798,309
Options granted (in shares)	472,000	977,350	363,500
Options forfeited or expired (in shares)	(31,049)	(166,834)	(71,829)
Options exercised (in shares)	(6,000)
Options outstanding at the end of the period (in shares)	2,335,447	1,900,496	1,089,980
Options vested or expected to vest at the end of the period (in shares)	2,335,447
Weighted Average Exercise Price Per Share
Options outstanding at the beginning of the period (in dollars per share)	$ 13.84	$ 27.13	$ 38.80
Options granted (in dollars per share)	13.32	4.97	6.94
Options forfeited or expired (in dollars per share)	168.76	48.71	54.65
Options exercised (in dollars per share)	17.23
Options outstanding at the end of the period (in dollars per share)	11.67	$ 13.84	$ 27.13
Options vested or expected to vest at the end of the period (in dollars per share)	$ 11.67
Maximum
Stock-based compensation options granted
Option term	10 years